Long-Term Incentive Compensation / Retirement 401(k) Plan (Details) $ / shares in Units, $ in Millions			3 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Sep. 18, 2013 USD ($) shares	May. 24, 2012	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) tranche $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Long-Term Incentive Compensation
Unrecognized compensation cost			$ 69.0
Unrecognized compensation cost to be recognized over the remaining requisite service periods subsequent to 2014			36.0				$ 3.0
Unrecognized compensation cost to be recognized upon a specified capital transaction			16.0
Fair value of cash-based awards on the grant date								$ 22.0	$ 24.0
Weighted-Average Grant-Date Fair Value
Compensation expense recorded			5.0	$ 9.0
Income tax (benefits) expense			$ 10.0	$ 0.0			$ 1,121.0
Retirement 401(k) Plan
Maximum matching contributions as a percentage of eligible compensation							6.00%
Non-elective employer contributions as a percentage of eligible compensation							5.00%
Matching and non-elective employer contributions by employer					$ 7.0		$ 11.0	12.0
Vesting period							3 years
Cash-Based Long Term Incentive
Compensation cost recorded						$ 8.0	$ 9.0	16.0
Awards vesting in the first year (as a percent)							50.00%
Awards vesting in each of the succeeding two years (as a percent)							25.00%
Restricted stock
Long-Term Incentive Compensation
Vesting Period							3 years
Number of Restricted stock
Non-vested at December 31, 2014 (in shares) | shares			1,033,394
Granted (in shares) | shares							1,131,154
Vested (in shares) | shares							(1,929)
Forfeited (in shares) | shares							(95,831)
Non-vested at March 31, 2015 (in shares) | shares							1,033,394
Weighted-Average Grant-Date Fair Value
Non-vested at December 31, 2013 (in shares) | $ / shares			$ 19.80
Granted (in dollars per share) | $ / shares							$ 19.80
Vested (in dollars per share) | $ / shares							19.82
Forfeited (in dollars per share) | $ / shares							19.82
Non-vested at December 31, 2014 (in shares) | $ / shares							$ 19.80
Compensation expense recorded							$ 5.0
Income tax (benefits) expense							(2.0)
Unrecognized compensation cost							$ 14.0
Weighted average period for unrecognized compensation cost to be recognized							2 years
Stock options
Long-Term Incentive Compensation
Grant date fair value (in dollars per share) | $ / shares							$ 9.03
Expected term							7 years
Volatility rate (as a percent)							40.00%
Risk free rate (as a percent)							2.30%
Vesting Period							5 years
Contractual term							10 years
Number of tranches | tranche							3
Weighted-Average Grant-Date Fair Value
Weighted average period for unrecognized compensation cost to be recognized							4 years
Number of Options
Outstanding at December 31, 2013 (in shares) | shares			219,352
Granted (in shares) | shares							253,740
Forfeited or canceled (in shares) | shares							(34,388)
Outstanding at December 31, 2014 (in shares) | shares							219,352
Weighted-Average Exercise Price
Outstanding at December 31, 2013 (in dollars per share) | $ / shares			$ 19.82
Granted (in dollars per share) | $ / shares							$ 19.82
Forfeited or canceled (in dollars per share) | $ / shares							19.82
Outstanding at December 31, 2014 (in dollars per share) | $ / shares							$ 19.82
Weighted Average Remaining Contractual Term							9 years 3 months
Unrecognized compensation cost							$ 2.0
Assumptions used for estimating weighted-average grant-date fair value of stock options
Expected term							7 years
Volatility rate (as a percent)							40.00%
Risk free rate (as a percent)							2.30%
Stock options | Minimum
Weighted-Average Grant-Date Fair Value
Compensation expense recorded							$ 1.0
Class A Matching Grants
Long-Term Incentive Compensation
Guaranteed cash bonus							12.0
Unrecognized compensation cost							4.0
Unrecognized compensation cost to be recognized over the remaining requisite service periods subsequent to 2014							$ 3.0
Grants as a percentage of the Class A units purchased							50.00%
Fair value							$ 12.0
Weighted-Average Grant-Date Fair Value
Compensation expense recorded					11.0		$ 2.0	6.0
Weighted average period for unrecognized compensation cost to be recognized							4 years
MIPs
Long-Term Incentive Compensation
Expected term		5 years
Volatility rate (as a percent)		73.00%
Risk free rate (as a percent)		0.77%
Unrecognized compensation cost							$ 9.0
Unrecognized compensation cost to be recognized upon a specified capital transaction							$ 16.0
Percentage of vested awards forfeitable in the event of certain termination events							25.00%
Unrecognized compensation cost to be recognized on an accelerated basis for each tranche of the award							$ 6.0
Requisite service period							5 years
Weighted-Average Grant-Date Fair Value
Compensation expense recorded					$ 15.0		$ 6.0	$ 19.0
Assumptions used for estimating weighted-average grant-date fair value of stock options
Expected term		5 years
Volatility rate (as a percent)		73.00%
Risk free rate (as a percent)		0.77%
Retirement 401(k) Plan
Vesting period							5 years
Fair value on the grant date							$ 74.0
EP Energy Corporation
Long-Term Incentive Compensation
Common stock authorized to grant(in shares) | shares							12,433,749
Remaining available shares for issuance | shares							11,179,603
EP Energy Corporation | Class B
Long-Term Incentive Compensation
Remaining available for issuance (in shares) | shares							0
EP Energy Corporation | Restricted stock
Number of Restricted stock
Non-vested at December 31, 2014 (in shares) | shares			1,033,394
Granted (in shares) | shares			3,538,385
Vested (in shares) | shares			2,564
Forfeited (in shares) | shares			7,223
Non-vested at March 31, 2015 (in shares) | shares			4,561,992				1,033,394
Weighted-Average Grant-Date Fair Value
Non-vested at December 31, 2013 (in shares) | $ / shares			$ 19.80
Granted (in dollars per share) | $ / shares			9.38
Vested (in dollars per share) | $ / shares			19.82
Forfeited (in dollars per share) | $ / shares			16.21
Non-vested at December 31, 2014 (in shares) | $ / shares			$ 11.72				$ 19.80
EPE Holdings II
Long-Term Incentive Compensation
Additional stock issued | shares	70,000
Weighted-Average Grant-Date Fair Value
Compensation expense recorded	$ 0.0
Retirement 401(k) Plan
Compensation expense that will occur until those events that give rise to a payout become probable of occurring							$ 0.0